Restructuring	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring
13.	Restructuring

On November 2, 2023, the Company announced the Restructuring Plan to prioritize the commercialization of VOWST and the completion of the SER-155 Phase 1b study, while significantly reducing costs and supporting longer-term business sustainability. The Restructuring Plan included (i) a reduction of the Company’s workforce by approximately 41% across the organization, resulting in the elimination of approximately 160 positions; (ii) significantly scaling back all non-partnered research and development activities other than the completion of the SER-155 Phase 1b study; and (iii) reducing general and administrative expenses, including consolidating office space.

During the year ended December 31, 2023, the Company recognized a restructuring charge of $5,606, which was incurred entirely in the fourth quarter of 2023, and which represents all restructuring charges expected to be incurred. Restructuring charges included approximately $5,345 of employee related termination costs in the form of salary continuation and cash severance payments, and $261 related to the acceleration of vesting of certain previously granted RSUs and PSUs. The following tables summarize the restructuring related charges and classification by line item within the Company’s consolidated statements of operations during the year ended December 31, 2023:

	Year Ended December 31, 2023
	Research and development	General and administrative	Total
Severance and other employee costs	3,318	2,027	5,345
Acceleration of unvested equity awards	163	98	261
Total restructuring charges	3,481	2,125	5,606

The restructuring charge is included in accrued expenses and other current liabilities in the Company’s consolidated balance sheets. The following table presents changes in the restructuring liability for the year ended December 31, 2023 (in thousands):

As of December 31, 2023
Restructuring expenses	$5,606
Less: stock-based compensation	$(261)
Cash payments made	(265)
Remaining liability included in accrued expenses and other current liabilities	$5,080

The Company expects that substantially all of the accrued restructuring charges as of December 31, 2023 will be paid in cash by March 31, 2024.

Retention Awards

In November 2023, upon recommendation of the Company’s Compensation Committee, the Board of Directors approved retention awards for employees of the Company in the form of RSUs which vest in two tranches on August 15, 2024, and May 15, 2025, subject to remaining actively employed with the Company through such date. The $1,255 in compensation expense associated with these awards will be recognized ratably over the vesting period.